Offerings	Nov. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing Preferred Stock
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

(4)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock and will be evidenced by a depositary receipt.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

(5)
Kimco Realty Corporation may fully and unconditionally guarantee debt securities issued by Kimco Realty OP, LLC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note

(1)	Omitted pursuant to Form S-3 General Instruction II.E.

(2)
Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices.

(3)	Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

(6)
Kimco Realty OP, LLC may fully and unconditionally guarantee debt securities issued by Kimco Realty Corporation. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.